                          THE DIRECTOR VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                        FOR THE DIRECTOR VARIABLE ANNUITY


Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.




HV-2405
333-69485

                       THE BB&T DIRECTOR VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                     FOR THE BB&T DIRECTOR VARIABLE ANNUITY


Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.




HV-2406
333-69485

                          THE AMSOUTH VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                        FOR THE AMSOUTH VARIABLE ANNUITY


Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.




HV-2407
333-69485

                      THE DIRECTOR SELECT VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                    FOR THE DIRECTOR SELECT VARIABLE ANNUITY


Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.




HV-2408
333-69485

                      THE DIRECTOR CHOICE VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                    FOR THE DIRECTOR CHOICE VARIABLE ANNUITY


Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.




HV-2409
333-69485